Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from related parties	$ 488,000	$ 1,165
Purchases	2,592,000	0
Sales	3,199,000	5,742
Entities Related to Mariano Costamagna
Related Party Transaction [Line Items]
Due from related parties	237,000	0
Due to related parties	1,191,000	0
Purchases	2,592,000	0
Sales	412,000	0
Cummins Westport, Inc.
Related Party Transaction [Line Items]
Due from related parties	236,000	1,165
Purchases	0	0
Sales	2,744,000	5,742
Ideas & Motion S.r.L.
Related Party Transaction [Line Items]
Due from related parties	15,000	0
Purchases	0	0
Sales	$ 43,000	$ 0